Significant Concentrations - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Number of significant customers	4
Percentage of annual requirements obligated to purchase	50.00%
Accounts Receivable
Concentration Risk [Line Items]
Concentration risk, percentage	85.00%	94.00%